Significant Accounting Policies - Summary of IFRS 16 impacted on Consolidated Statement of Net Income and Balance Sheet (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Apr. 10, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Prepaid expenses		R$ 163,829	R$ 109,784
Non-current assets
Other non-current assets		520,723	215,707
Property, plant and equipment		3,289,219	3,325,535
Current liabilities
Accounts payable		1,166,291	953,534
Current maturities of lease liabilities		176,197	211,852
Non-current liabilities
Long-term obligations under lease liabilities		773,694	903,648
Other non-current liabilities		321,139	343,041
Deferred income taxes		443,894	326,911
Equity
Other comprehensive income		(106,132)	22,593
Accumulated losses		(836,214)	(1,214,756)
Operating revenue
Cargo and other revenue (a)		483,225	1,094,157	R$ 883,082
Operating expense
Aircraft and other rent		(1,509,947)	(1,181,731)	(1,160,912)
Maintenance materials and repairs		(504,477)	(568,144)	(708,739)
Depreciation and amortization		(324,902)	(299,793)	(301,201)
Financial result
Financial expense		(410,207)	(524,033)	(731,200)
Foreign currency exchange, net	R$ (15,021)	(194,706)	57,871	179,668
Income tax
Deferred income tax (b)		(170,604)
Net income (loss)		420,277	R$ 529,039	R$ (126,314)
Adjusted [member]
Current assets
Sublease receivable (a)		73,671
Prepaid expenses		121,165
Non-current assets
Sublease receivable (a)		288,067
Other non-current assets		397,398
Property, plant and equipment		1,842,239
Current liabilities
Accounts payable		1,272,194
Current maturities of lease liabilities		1,258,776
Non-current liabilities
Long-term obligations under lease liabilities		7,686,672
Other non-current liabilities		317,666
Deferred income taxes		240,861
Equity
Other comprehensive income		(101,619)
Accumulated losses		(4,557,341)
Operating revenue
Cargo and other revenue (a)		371,179
Operating expense
Aircraft and other rent		(70,612)
Maintenance materials and repairs		(275,473)
Depreciation and amortization		(1,247,885)
Financial result
Financial expense		(983,518)
Foreign currency exchange, net		(1,233,085)
Income tax
Deferred income tax (b)		(171,581)
Net income (loss)		(552,893)
Leased aircraft and other assets [member] | Adjusted [member]
Non-current assets
Right of use assets		4,818,522
Maintenance of leased aircraft [member] | Adjusted [member]
Non-current assets
Right of use assets		R$ 622,241
Common shares [member]
Earnings per Share
Basic net income per share		R$ 0.02	R$ 0.02	R$ (0.01)
Diluted net income per share		0.02	0.02	(0.01)
Common shares [member] | Adjusted [member]
Earnings per Share
Basic net income per share		(0.02)
Diluted net income per share		(0.02)
Preference shares [member]
Earnings per Share
Basic net income per share		1.24	1.68	(0.55)
Diluted net income per share		1.23	R$ 1.64	R$ (0.55)
Preference shares [member] | Adjusted [member]
Earnings per Share
Basic net income per share		(1.64)
Diluted net income per share		R$ (1.61)
Increase (decrease) due to changes in accounting policy [member]
Non-current liabilities
Deferred income taxes		R$ (32,319)
Equity
Accumulated losses		(62,737)
Income tax
Net income (loss)		62,737
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [member]
Current assets
Sublease receivable (a)		73,671
Prepaid expenses		(42,664)
Non-current assets
Sublease receivable (a)		288,067
Other non-current assets		(123,325)
Property, plant and equipment		(1,446,980)
Current liabilities
Accounts payable		105,903
Current maturities of lease liabilities		1,082,579
Non-current liabilities
Long-term obligations under lease liabilities		6,912,978
Other non-current liabilities		(3,473)
Deferred income taxes		(203,033)
Equity
Other comprehensive income		15,705
Accumulated losses		(3,721,127)
Operating revenue
Cargo and other revenue (a)		(112,046)
Operating expense
Aircraft and other rent		1,439,335
Maintenance materials and repairs		229,004
Depreciation and amortization		(922,983)
Financial result
Financial expense		(573,311)
Foreign currency exchange, net		(1,038,379)
Income tax
Deferred income tax (b)		(977)
Net income (loss)		(973,170)
Increase (decrease) due to changes in accounting policy [member] | Leased aircraft and other assets [member] | IFRS 16 [member]
Non-current assets
Right of use assets		4,818,522
Increase (decrease) due to changes in accounting policy [member] | Maintenance of leased aircraft [member] | IFRS 16 [member]
Non-current assets
Right of use assets		R$ 622,241
Increase (decrease) due to changes in accounting policy [member] | Common shares [member] | IFRS 16 [member]
Earnings per Share
Basic net income per share		R$ (0.04)
Diluted net income per share		(0.04)
Increase (decrease) due to changes in accounting policy [member] | Preference shares [member] | IFRS 16 [member]
Earnings per Share
Basic net income per share		(2.88)
Diluted net income per share		R$ (2.84)